Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2020
Debt Instrument [Line Items]
Total Long-term notes payable	$ 206,584	$ 193,440	$ 247,618
Less: Unamortized debt issuance costs and debt discount	(271)	(151)	(1,717)
Less: current portion	(22,753)	(26,471)	(23,581)
Long-term notes payable, non-current portion		166,818	222,320
Nonrelated Party
Debt Instrument [Line Items]
Long-term notes payable, non-current portion	183,560	166,818
Notes Payable to Banks | Bank 1
Debt Instrument [Line Items]
Total Long-term notes payable	$ 16,707	$ 13,589	$ 24,275
Notes Payable to Banks | Bank 1 | Minimum
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%	4.00%
Notes Payable to Banks | Bank 1 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.30%	7.30%	5.50%
Notes Payable to Banks | Bank 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 13,093	$ 13,769	$ 15,518
Notes Payable to Banks | Bank 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%	4.00%
Notes Payable to Banks | Bank 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.80%	7.80%	6.30%
Notes Payable to Banks | Bank 3
Debt Instrument [Line Items]
Total Long-term notes payable	$ 1,736	$ 7,705	$ 8,721
Notes Payable to Banks | Bank 3 | Minimum
Debt Instrument [Line Items]
Interest rates, fixed rate		3.50%	3.50%
Notes Payable to Banks | Bank 3 | Maximum | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.30%	2.30%	2.20%
Notes Payable to Banks | Bank 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 0	$ 4,082	$ 4,440
Notes Payable to Banks | Bank 4 | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate		2.90%	2.80%
Notes Payable to Banks | Bank 5
Debt Instrument [Line Items]
Total Long-term notes payable	$ 3,527	$ 3,759	$ 4,204
Interest rate adjustment period	5 years	5 years	5 years
Notes Payable to Banks | Bank 5 | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%	2.75%	2.75%
Notes Payable to Banks | Bank 5 | Minimum
Debt Instrument [Line Items]
Interest Rates	5.30%	5.30%
Notes Payable to Banks | Bank 5 | Minimum | LIBOR
Debt Instrument [Line Items]
Interest Rates		5.30%	5.30%
Notes Payable to Banks | Bank 5 | Maximum
Debt Instrument [Line Items]
Interest Rates	6.00%	6.00%	6.00%
Notes Payable to Banks | Bank 5 | Maximum | LIBOR
Debt Instrument [Line Items]
Interest Rates		6.00%	6.00%
Notes Payable to Banks | Bank 6
Debt Instrument [Line Items]
Interest Rates	7.70%	7.70%	5.40%
Total Long-term notes payable	$ 1,741	$ 1,843	$ 2,114
Notes Payable to Banks | Bank 7
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%	4.00%
Total Long-term notes payable	$ 927	$ 1,061	$ 1,320
Notes Payable to Banks | Bank 8
Debt Instrument [Line Items]
Interest Rates	8.80%
Total Long-term notes payable	$ 12,568	$ 0
Notes Payable to Banks | Financial Institution 1
Debt Instrument [Line Items]
Interest Rates		0.25%	5.30%
Total Long-term notes payable	$ 3,140	$ 3,290	$ 3,650
Notes Payable to Banks | Financial Institution 1 | Schwab Loan Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.25%	0.25%
Notes Payable to Banks | Financial Institution 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 8,123	$ 8,435	$ 17,882
Notes Payable to Banks | Financial Institution 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	3.60%	3.60%	3.60%
Notes Payable to Banks | Financial Institution 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.00%	7.00%	7.00%
Notes Payable to Banks | Financial Institution 3
Debt Instrument [Line Items]
Total Long-term notes payable	$ 35,607	$ 22,612	$ 0
Notes Payable to Banks | Financial Institution 3 | Minimum
Debt Instrument [Line Items]
Interest Rates	9.00%	9.00%
Notes Payable to Banks | Financial Institution 3 | Maximum
Debt Instrument [Line Items]
Interest Rates	9.50%	9.50%
Line of Credit | Financial Institution 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 70,378	$ 72,688	$ 32,153
Line of Credit | Financial Institution 4 | Minimum | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	1.30%	1.30%	2.30%
Line of Credit | Financial Institution 4 | Maximum | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.80%	2.80%	2.80%
Other Debt Payable | EID loan
Debt Instrument [Line Items]
Interest Rates				3.75%
Total Long-term notes payable	$ 122	$ 116	$ 122
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	38,915	40,491	46,403
Less: current portion	(4,722)	(3,087)	(5,841)
Long-term notes payable, non-current portion	$ 34,193	$ 37,404	$ 40,562